Related party transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
(a)Transactions with TELUS
General
TELUS produces consolidated financial statements available for public use and is the ultimate parent and controlling party of TELUS Digital.
Recurring transactions
TELUS and its subsidiaries receive customer care, integrated business process outsourcing, information technology outsourcing, and digital product development services from us, and provide services (including people, network, finance, communications, and regulatory) to us. We also participate in defined benefit pension plans that share risks between TELUS and its subsidiaries.

	2024			2023			2022
As at, or Year Ended December 31 (millions)	TELUS (parent)	Subsidiaries of TELUS	Total	TELUS (parent)	Subsidiaries of TELUS	Total	TELUS (parent)	Subsidiaries of TELUS	Total
Transactions with TELUS and subsidiaries
Revenues from services provided to	$—	$656	$656	$—	$559	$559	$—	$428	$428
Goods and services purchased from	—	(19)	(19)	—	(28)	(28)	—	(33)	(33)
	—	637	637	—	531	531	—	395	395
Receipts from related parties	—	(719)	(719)	—	(600)	(600)	—	(417)	(417)
Payments to related parties	—	20	20	—	28	28	1	32	33
Payments (made) collected by related parties on our behalf and other adjustments(1)	(86)	32	(54)	(62)	15	(47)	(50)	25	(25)
Foreign exchange	17	—	17	2	—	2	2	—	2
Change in balance	(69)	(30)	(99)	(60)	(26)	(86)	(47)	35	(12)
Accounts with TELUS and subsidiaries
Balance, beginning of year	(151)	35	(116)	(91)	61	(30)	(44)	26	(18)
Balance, end of year	$(220)	$5	$(215)	$(151)	$35	$(116)	$(91)	$61	$(30)
Accounts with TELUS and subsidiaries
Due from	$5	$11	$16	$20	$42	$62	$8	$73	$81
Due to	$(225)	$(6)	$(231)	$(171)	$(7)	$(178)	$(99)	$(12)	$(111)
	$(220)	$5	$(215)	$(151)	$35	$(116)	$(91)	$61	$(30)
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(1)Certain key management personnel at TELUS Digital participate in the Pension Plan for Management and Professional Employees of TELUS Corporation, a defined benefit pension plan. During the year ended December 31, 2024, TELUS incurred CAD$4 million (December 31, 2023 and 2022 - CAD$2 million) for these individuals, which are excluded from the table above.
In the consolidated statement of financial position, amounts due from affiliates, where contractually required, are generally due 30 days from billing and are cash-settled on a gross basis.
Other transactions
In the fourth quarter of 2024, we acquired certain employment contracts from TELUS, for consideration of $2 million, which has been recognized in contributed surplus in the consolidated statements of changes in owners’ equity.
In the fourth quarter of 2022, we acquired certain call centre operations of TELUS for cash consideration of $1 million (net of cash assumed), in exchange for $2 million of net identifiable assets and $9 million of goodwill. This acquisition was accounted for as a common control business acquisition using the predecessor accounting method. The amount of net assets and goodwill acquired in excess of the fair value of consideration paid was recorded to contributed surplus in the consolidated statements of changes in owners’ equity.
(b)Transactions with BPEA EQT
On March 9, 2023, we, TELUS and BPEA amended our shareholders’ agreement to eliminate initial post-IPO transition requirements, remove BPEA’s rights regarding the nomination of directors and appointment of observers to our Board and confirm TELUS’ and the Company’s rights to nominate individuals to serve on our Board. The parties further amended the shareholders’ agreement on December 16, 2023, to revise the terms of the TELUS right of first offer, pursuant to which BPEA agreed not to, under certain circumstances, sell or transfer their shares in TELUS Digital without first providing TELUS with a right to purchase such shares. In connection with the conversion by BPEA, on December 21, 2023, we amended the registration rights agreement with, among others, BPEA, to, among other things, remove certain piggyback rights previously provided to BPEA.
On December 20, 2023, BPEA converted approximately 33 million multiple voting shares to an equal number of subordinate voting shares. At the time of conversion, there were no amounts receivable from or payable to BPEA. After the conversion, BPEA held multiple voting shares and subordinate voting shares representing approximately 10.5% of combined voting power, and thus was no longer considered a related party with significant influence over TELUS Digital beginning on this date.
During the years ended December 31, 2023 and 2022, there were no recurring transactions with BPEA.
(c)Transactions with key management personnel
Our key management personnel have the authority and responsibility for overseeing, planning, directing and controlling our activities and consist of our Board and members of our executive leadership team. Total compensation expense and its composition for the key management personnel is as follows:

Years Ended December 31 (millions)	2024	2023	2022
Short-term benefits	$5	$5	$7
Post-employment pension(1) and other benefits	$7	$2	$1
Share-based compensation(2)	$4	$11	$11
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(1)Certain members of our executive leadership team participate in our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit pension plans.
(2)In 2024, we awarded 1,259,640 RSUs and 839,016 PSUs to our key management personnel, with a grant-date fair value of $10 million and $7 million, respectively.
In 2023, we awarded 458,854 RSUs and 322,984 PSUs to our key management personnel, with a grant-date fair value of $9 million and $7 million, respectively.
In 2022, we awarded 301,190 RSUs and 229,627 PSUs to our key management personnel, with a grant-date fair value of $8 million and $6 million, respectively.
Employment agreements with members of the key management personnel typically provide for severance payments if an executive’s employment is terminated without cause: generally, 12 to 18 months of base salary and performance bonus, benefits and accrual of pension service in lieu of notice. In the event of a change in control, executive leadership team members are not entitled to treatment any different than that given to our other employees with respect to non-vested share-based compensation.